As filed with the Securities and Exchange Commission on July 31, 1997
                                           Registration No. 33-54662


                 SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                              FORM S-6

         FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
              OF SECURITIES OF UNIT INVESTMENT TRUSTS
                     REGISTERED ON FORM N-8B-2


                   POST-EFFECTIVE AMENDMENT NO. 6


                Penn Mutual Variable Life Account I
                         (Exact name of trust)

               THE PENN MUTUAL LIFE INSURANCE COMPANY
                          (Name of depositor)
                          600 Dresher Road
                    Horsham, Pennsylvania  19044
        (Complete address of depositor's principal executive offices)

                          Richard F. Plush
               Vice President, Products and Programs
               The Penn Mutual Life Insurance Company
                          600 Dresher Road
                    Horsham, Pennsylvania  19044
              (Name and complete address of agent for service)

                               Copy to:
                       Richard W. Grant, Esq.
                          C. Ronald Rubley
                    Morgan, Lewis & Bockius LLP
                    Philadelphia, PA  19103-6993


     It is proposed that this filing will become effective:

[x]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  On (date) pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485.
[ ]  On (date) pursuant to paragraph (a) of Rule 485.


     Securities Being Offered -- Individual Variable Life Insurance Contracts. Pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite amount of the securities being offered. Pursuant to Rule 24f-2 the Registrant filed a Rule 24f-2 Notice on February 11, 1997 to register securities sold during the year ended December 31, 1996.

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                               Part I

                Information Required in a Prospectus

          The Prospectus was filed on April 30, 1997 as Part I of
          Post-Effective Amendment No. 5 to this Registration
          Statement and is incorporated by reference.













































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                              Part II

                  Information Required in Part II

          Part II of this Registration Statement was filed on April 30, 1997 as Part II of Post-Effective Amendment No. 5 to this Registration Statement and is incorporated by reference except to the extent the section "Undertakings To File Reports" is amended herein.












































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Amendment to "Undertaking to File Reports"

The section "Undertakings To file Reports" is amended to read as follows:

                    UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     The undersigned Registrant represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

































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                             SIGNATURES
          On its behalf and on behalf of Penn Mutual Variable Life Account I, pursuant to the requirements of the Securities Act of 1933, The Penn Mutual Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham and the Commonwealth of Pennsylvania, on the 31st day of July, 1997.

{SEAL}                        The Penn Mutual Life Insurance Company
                              on its behalf and on behalf of Penn
                              Mutual Variable Life Account I

Attest: /s/ Laura M. Ritzko   By:  /s/ Robert E. Chappell
Laura M. Ritzko                    Robert E. Chappell
                              Chairman of the Board of Trustees
                              and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 1997.

Signature                          Title

/s/ Robert E. Chappell        Chairman of the Board of Trustees
  Robert E.Chappell           and Chief Executive Officer

/s/Nancy S. Brodie            Executive Vice President
  Nancy S. Brodie             and Chief Financial Officer

/s/Ann M. Strootman           Vice President and Controller
  Ann M. Strootman

 JULIA CHANG BLOCH            Trustee

*JAMES A. HAGEN               Trustee

*PHILIP E. LIPPINCOTT         Trustee

*JOHN F. McCAUGHAN            Trustee

 EDMUND F. NOTEBAERT          Trustee

*ALAN B. MILLER               Trustee

 ROBERT H. ROCK               Trustee

*DANIEL J. TORAN              Trustee

*NORMAN T. WILDE, JR.         Trustee

*WESLEY S. WILLIAMS, JR.      Trustee

*By /s/ Robert E. Chappell
     Robert E. Chappell, attorney-in-fact

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